Consolidated Statements Of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 1,274,000,000	$ 528,000,000	$ 337,000,000
Reconciliation of net income to net cash provided by operating activities:
Impairments of investments in affiliates	0	5,000,000	53,000,000
Payment for termination of Parent Company interest rate derivatives	0	0	(169,000,000)
Proceeds from termination of ETP interest rate derivatives	0	0	26,000,000
Depreciation and amortization	871,000,000	586,000,000	406,000,000
Deferred income taxes	51,000,000	1,000,000	4,000,000
Gain on curtailment of other postretirement benefit plans	(15,000,000)	0	0
Amortization of finance costs charged to interest	(13,000,000)	20,000,000	18,000,000
Bridge loan related fees	62,000,000	0	0
Non-cash compensation expense	47,000,000	42,000,000	31,000,000
Gain on deconsolidation of Propane Business	(1,057,000,000)	0	0
Losses on extinguishments of debt	123,000,000	0	16,000,000
Losses on disposal of assets	4,000,000	1,000,000	5,000,000
Equity in earnings of unconsolidated affiliates	(212,000,000)	(117,000,000)	(65,000,000)
Distributions from unconsolidated affiliates	208,000,000	126,000,000	149,000,000
Inventory, LIFO Reserve, Effect on Income, Net	75,000,000	0	0
Other non-cash	211,000,000	28,000,000	17,000,000
Net change in operating assets and liabilities, net of effects of acquisitions, dispositions and deconsolidation (see Note 2)	(551,000,000)	158,000,000	260,000,000
Net cash provided by operating activities	1,078,000,000	1,378,000,000	1,088,000,000
CASH FLOWS FROM INVESTING ACTIVITIES:
Cash received from (paid) all other acquisitions	(10,000,000)	(1,972,000,000)	(345,000,000)
Capital expenditures (excluding allowance for equity funds used during construction)	(3,271,000,000)	(1,810,000,000)	(1,510,000,000)
Contributions in aid of construction costs	35,000,000	25,000,000	14,000,000
Contributions to unconsolidated affiliates	(37,000,000)	(222,000,000)	(93,000,000)
Distributions from unconsolidated affiliates in excess of cumulative earnings	189,000,000	72,000,000	0
Proceeds from Divestiture of Businesses	207,000,000	0	0
Cash proceeds from contribution of propane operations	44,000,000	33,000,000	104,000,000
Cash proceeds from contribution of propane operations	1,443,000,000	0	0
Other	176,000,000	0	0
Net cash used in investing activities	(4,196,000,000)	(3,874,000,000)	(1,830,000,000)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from borrowings	12,870,000,000	8,262,000,000	4,389,000,000
Repayments of long-term debt	(8,848,000,000)	(6,264,000,000)	(4,078,000,000)
Subsidiary equity offerings, net of issue costs	1,103,000,000	1,903,000,000	1,552,000,000
Distributions to partners	(666,000,000)	(526,000,000)	(483,000,000)
Distributions to noncontrolling interests	(1,017,000,000)	(779,000,000)	(568,000,000)
Debt issuance costs	(112,000,000)	(53,000,000)	(49,000,000)
Capital contributions from noncontrolling interest	42,000,000	0	0
Other, net	(8,000,000)	(7,000,000)	(3,000,000)
Net cash provided by financing activities	3,364,000,000	2,536,000,000	760,000,000
INCREASE IN CASH AND CASH EQUIVALENTS	246,000,000	40,000,000	18,000,000
CASH AND CASH EQUIVALENTS, beginning of period	126,000,000	86,000,000
CASH AND CASH EQUIVALENTS, end of period	372,000,000	126,000,000	86,000,000
SUG Merger [Member]
CASH FLOWS FROM INVESTING ACTIVITIES:
Cash received from (paid) all other acquisitions	$ (2,972,000,000)	$ 0	$ 0